Operating segments - Additional Information (Details)		1 Months Ended	12 Months Ended
	Dec. 27, 2017 Segment	Jan. 31, 2018 Customer	Mar. 31, 2019 CAD ($) Customer	Mar. 31, 2018 CAD ($)
Disclosure Of Operating Segments [Line Items]
Description of factors used to identify entity's reportable segments			In prior periods and until the loss of control of the subsidiary Acasti on December 27, 2017, the Corporation had three reportable segments which were the Corporation’s strategic business units, the nutraceutical, the cannabis and the cardiovascular segments.
Number of Segments | Segment	3
Revenues			$ 24,442,042	$ 27,645,582
Major Customer One | Nutraceutical
Disclosure Of Operating Segments [Line Items]
Revenues			$ 5,108,976	$ 4,529,350
Number of customers representing ten percent or more of sales | Customer		1	1
Percentage of entity's revenue			20.90%	17.26%